BORROWINGS - Non-recourse borrowings narrative (Details) € in Millions, R$ in Millions, $ in Millions, $ in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 COP ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	May 31, 2020 USD ($)	May 31, 2020 BRL (R$)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 COP ($)
Debt Associated With Columbian Business
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 120.0	$ 450					$ 50.0	$ 200
Borrowings, interest rate												2.36%	2.36%
Debt Associated With United States Business
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 43.5			$ 189.0	$ 296.0							$ 246.0
Borrowings, interest rate	1.40%	1.40%	1.40%	1.60%	3.38%							3.28%	3.28%
Debt Associated With Brazil Business
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 65.0		R$ 330							$ 46.0	R$ 250
Borrowings, interest rate	2.90%	2.90%	2.90%							3.15%	3.15%
Debt Associated With Brazil Business | Brazil
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 23.0		R$ 120
Borrowings, interest rate	3.60%	3.60%	3.60%
Debt Associated With Spain Business
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 130.0	€ 110						$ 517.0	€ 463
Borrowings, interest rate	2.10%	2.10%	2.10%					2.66%	2.66%
Debt Associated With Columbian Business, 2028 Expiration
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.26%	6.26%
Debt Associated With Columbian Business, 2045 Expiration
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						3.90%	3.90%
Debt Associated With Lease Buyout
Disclosure of detailed information about borrowings [line items]
Carrying value				$ 560.0
Borrowings, interest rate				4.00%